Nature of Operations and Organization (Details) (USD $)	2 Months Ended
	Sep. 30, 2012	Aug. 10, 2012
SQN AIF IV, L.P. [Member]
Nature of Operations and Organization (Textual)
Entity Incorporation, Date Of Incorporation	Aug. 10, 2012
Capitalization	$ 200,000,000	$ 500
Limited partnership units, Value	$ 1,200,000
Limited partnership units,Shares	200,000
SQN AIF IV GP, LLC [Member]
Nature of Operations and Organization (Textual)
Percentage represents the general partner's interest in income, losses and distributions	1.00%
Percentage represents the promotional interest of the general partner of all distributable cash available for distribution after an eight percent annual cumulative return to investors	20.00%
Description of return to Limited Partners	Managed Fund has provided a return to its limited partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions.